Capital - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2011 Group 1	Dec. 31, 2011 Group 2	Mar. 31, 2011 Senior Notes	Dec. 31, 2011 Perpetual Preferred Stock [Member]	Dec. 31, 2010 Perpetual Preferred Stock [Member]	Dec. 31, 2009 Perpetual Preferred Stock [Member]	Sep. 30, 2006 Series A Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Mar. 31, 2011 Series C Preferred Stock	Dec. 31, 2008 Series C Preferred Stock	Nov. 14, 2008 Series C Preferred Stock	Mar. 31, 2011 Series D Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Mar. 31, 2011 Series C and Series D Preferred Stock	Dec. 31, 2011 Series C and Series D Preferred Stock	Dec. 31, 2010 Series C and Series D Preferred Stock	Dec. 31, 2009 Series C and Series D Preferred Stock	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Jan. 01, 2012 Sun Trust Bank
Retained Earnings, Unappropriated																											$ 697,000,000
Preferred Stock, Shares Issued														5,000	1,025			35,000		13,500
Preferred Stock, No Par Value														$ 0	$ 0
Cash Reserve Deposit Required and Made		1,700,000,000		1,400,000,000
Common stock offerings	1,000,000,000					1,830,000,000																				1,688,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Senior notes, due date	2016	2036
Debt Instrument, Increase, Additional Borrowings										1,000,000,000
Stock Redeemed or Called During Period, Value		4,850,000,000				228,000,000										3,500,000,000			1,400,000,000							(5,000,000)
Repurchase of Series C & D preferred stock, accelerating the outstanding discount accretion																					74,000,000
Class of Warrant or Right, Outstanding							17,900,000
Warrant issued to purchase common stock, shares								11,900,000	6,000,000								11,891,280			6,008,902
Purchase of outstanding warrants		11,000,000		0		0																			11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 44.15	$ 33.70								$ 44.15			$ 33.70
warrants purchased									4,000,000
Long-term Debt		10,908,000,000	[1]	13,648,000,000	[1]
Subordinated debt matured		852,000,000
Preferred Stock, Liquidation Preference Per Share														$ 100,000	$ 100,000			$ 100,000		$ 100,000
Preferred shares authorized		50,000,000,000		50,000,000,000
Preferred Stock, Redemption Date														Sep. 15, 2011
Preferred Stock, Redemption Price Per Share														$ 100,000	$ 100,000
Amortization of discount using the effective yield method over a five-year period																						6,000,000	25,000,000	23,000,000
Dividends, Preferred Stock, Cash				$ 7,000,000		$ 14,000,000					$ 67,000,000	$ 239,000,000	$ 246,000,000

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764